Consolidated statements of operations and comprehensive loss (Details 2) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Employee benefits	€ 8,361,239	€ 13,765,885	€ 17,184,037
Wages and Salaries
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Employee benefits	6,270,757	5,974,807	4,501,840
Social Security Contributions
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Employee benefits	551,804	562,255	350,024
Equity-Settled Share-Based Payment Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Employee benefits	1,116,791	6,832,210	12,084,651
Other Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Employee benefits	€ 421,887	€ 396,613	€ 247,522